Financial Risk Management_Nature And Extent Of Risks Arising From Financial Instruments(Details)	12 Months Ended
Dec. 31, 2020
Credit Risk Member [Domain]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments Line Items [Line Items]
Description Of Exposure To Risk	Credit risk is the risk of loss from the portfolio of assets held due to the counterparty's default, breach of contract and deterioration of credit quality. For risk management reporting purposes, the Group considers all factors of credit risk exposure, such as default risk of individual borrowers, country risk and risk of specific sectors.
Description Of Objectives Policies And Processes For Managing Risk	The Group allocates and manages credit risk economic capital limits. In addition, to prevent excessive concentration of exposures by borrower and industry, the total exposure limit at the Group level is introduced, applied, and managed to control the credit concentration risk. In order to establish a credit risk management system, the Group manages credit risk by forming a separate risk management organization. In particular, independent of the Sales Group, the Credit Analysis Group of Kookmin Bank, a subsidiary, is in charge of loan policy, loan system, credit rating, credit analysis, follow-up management and corporate restructuring. The Risk Management Group of Kookmin Bank is responsible for establishing policies on credit risk management, measuring and limiting economic capital of credit risk, setting credit limits, credit review, and verification of credit rating models.
Methods Used To Measure Risk	The Group measures the expected loss and economic capital for the assets subject to credit risk management, including on-balance and off-balance assets, and uses them as management indicators.
Liquidity Risk Member [Member]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments Line Items [Line Items]
Description Of Exposure To Risk	Liquidity risk is a risk that the Group becomes insolvent due to the mismatch between the inflow and outflow of funds, unexpected cash outflows, or a risk of loss due to financing funds at a high interest rate or disposing of securities at an unfavorable price due to lack of available funds. The Group manages its liquidity risk through analysis of the contractual maturity of interest-bearing assets and liabilities, assets and liabilities related to the other inflows and outflows of funds, and off-balance sheet items related to the inflows and outflows of funds such as currency derivative instruments and others.
Description Of Objectives Policies And Processes For Managing Risk	The liquidity risk is managed by risk management policies and liquidity risk management guidelines set forth in these policies applied to all risk management policies and procedures that may arise throughout the overall business of the Group.
Methods Used To Measure Risk	The Group calculates and manages cumulative liquidity gaps and liquidity ratio for all transactions and off-balance transactions, that affect the cashflows in Korean won and foreign currency funds raised and operated for the management of liquidity risks and periodically reports them to the Risk Management Council and the Risk Management Committee.
Market Risk Member [Member]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments Line Items [Line Items]
Description Of Exposure To Risk	Market risk refers to risks that can result in losses due to changes in market factors such as interest rates, stock prices, and exchange rates etc., which arise from securities and derivatives and others. The most significant risks associated with trading position are interest rate risk and currency risk, and additional risks include stock price risk. The non-trading position is also exposed to interest rate risk. The Group manages the market risks by dividing them into those arising from the trading position and those arising from the non-trading position. The above market risks are measured and managed by subsidiaries.
Description Of Objectives Policies And Processes For Managing Risk	The Group sets and monitors internal capital limits for market and interest rate risk to manage the risks of trading and non-trading positions. In order to manage market risk efficiently, the Group maintains risk management systems and procedures such as trading policies and procedures, market risk management guidelines for trading positions, and interest rate risk management guidelines for non-trading positions. The entire process is carried out through consultation with the Risk Management Council and approval of the Risk Management Committee of the Group. In case of Kookmin Bank, a major subsidiary, the Risk Management Council establishes and enforces overall market risk management policies for market risk management and decides to establish position limits, loss limits, VaR limits, and approves non-standard new products. In addition, the Market Risk Management Committee, chaired by Chief Risk Officer ("CRO"), is a practical decision-making body for market risk management and determines position limits, loss limits, VaR limits, sensitivity limits, and scenario loss limits for each department of business group.
Methods Used To Measure Risk	Definition of a trading position The trading position, which is subject to market risk management, is the trading position defined in "Trading Policy and Guidelines" and the basic requirements for the trading position are as follows: - The target position has no restrictions on the sale, and the daily fair value assessment should be made and the embedded significant risk can be hedged in the market. - The trading position classification criteria should be clearly defined in the Trading Policy and Guidelines, and the trading position should be managed by a separate trading department. - The target position must be operated according to the documented trading strategy and the position's limit management must be carried out. - The specialized dealer or operating department shall have the authority to execute the transaction without prior approval from the Risk Management Department, etc. within the pre-determined limits of the target position. - Target positions should be periodically reported to management for risk management of the Group. Observation method on market risk arising from trading positions Subsidiaries of the Group measures market risk by calculating VaR through the market risk management system for all trading positions. Generally, the Group manages market risks arising from trading positions at the portfolio level. In addition, the Group controls and manages the risk of derivative financial instrument transactions in accordance with the Financial Supervisory Service regulations and guidelines.
Currency Risk [Member]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments Line Items [Line Items]
Description Of Exposure To Risk	Foreign exchange rate risk arises from holding assets, liabilities and currency-related derivatives which are denominated in foreign currency. Most of the net foreign currency exposures occur in the US dollars and the Chinese Yuan.
Methods Used To Measure Risk	The Group also manages net foreign exchange exposures across trading and non-trading portfolios by setting a net foreign currency exposure limit at the same time setting a loss limit.
Interest Rate Risk Member [Member]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments Line Items [Line Items]
Description Of Exposure To Risk	The interest rate risk for trading positions usually arises from debt securities denominated in Korean won. The Group's trading strategy is to gain short-term trading gains from interest rate fluctuations. Interest rate risk management targets for non-trading positions include both on-balance and off-balance assets, liabilities and derivatives that are sensitive to interest rate, except for trading positions that are subject to market risk measurement. Interest-sensitive assets and liabilities refer to interest-bearing assets and liabilities that generate interest income and interest expenses.
Methods Used To Measure Risk	The Group manages interest rate risks associated with trading accounts using VaR and sensitivity analysis (Price Value of a Basis Point: PVBP).
Other Price Risk Member [Member]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments Line Items [Line Items]
Description Of Exposure To Risk	Stock price risk occurs only in trading stocks denominated in Korean won because there are no trading stocks denominated in foreign currency.
Methods Used To Measure Risk	The portfolio of trading stocks denominated in Korean won consists of stocks listed on the exchange and derivatives linked to stocks and is managed by strict distributed investment limits.
Risk Diversification Effect Member [Member]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments Line Items [Line Items]
Description Of Exposure To Risk	The Group defines operational risks broadly as all financial and non-financial risks from operating activities that negatively affect capital.
Description Of Objectives Policies And Processes For Managing Risk	The purpose of operational risk management is not only to comply with supervisory and regulatory requirements, but also to spread risk management culture, strengthen internal control, improve processes and provide timely feedback to management and all employees. Kookmin Bank, a subsidiary, established a Business Continuity Planning (BCP) to carry out continuous work in emergency situations and established alternative facilities. The Group conducts simulation training for headquarters and IT departments to check the business continuity framework.